Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows:

(in millions)	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2012	$4,190	212	334	349	149	5,234
Exchange rate fluctuations	—	(14)	(9)	(28)	(4)	(55)
Balance as of March 31, 2013	$4,190	198	325	321	145	5,179

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 were as follows:

(in millions)	QVC-Domestic	QVC-International	QVC-U.S.	QVC-U.K.	QVC-Germany	QVC-Japan	QVC-Italy	Total
Balance as of December 31, 2010	$4,315	932	—	—	—	—	—	5,247
Reallocation and exchange rate fluctuations	(4,315)	(932)	4,169	203	328	393	146	(8)
Balance as of December 31, 2011	—	—	4,169	203	328	393	146	5,239
Acquisitions and exchange rate fluctuations	—	—	21	9	6	(44)	3	(5)
Balance as of December 31, 2012	$—	—	4,190	212	334	349	149	5,234